Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The Group’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and related disclosures. Actual results may differ from those estimates.

Reclassifications

Certain prior period amounts have been reclassified in order to conform with the current period presentation. These reclassifications have no impact on the Company’s previously reported consolidated net results.

Change in Presentation of Consolidated Statements of Cash Flows

During the fourth quarter of 2024, the Company elected to change its presentation of the cash flows associated with net funds received on behalf of customers that disbursed out later as financing activities and net funds paid in advance on behalf of customers that were subsequently reimbursed as investing activities within its consolidated statements of cash flows.

Following on this change, the amount of RMB54,049 and RMB31,916 for the years ended December 31, 2023 and 2022 respectively was adjusted from change in accrued expenses and other liabilities to net funds held for customers. The net cash used in financing activities is therefore changed from RMB2,559,051 as previously reported to RMB2,505,002 for the year ended December 31, 2023 and from RMB795,856 as previously reported to RMB763,940 for the year ended December 31, 2022.

The amount of RMB1,498 and nil for the years ended December 31, 2023 and 2022 respectively was adjusted from change in prepaid expenses and other assets to net funds paid on behalf of customers. The net cash provided by investing activities is therefore changed from RMB1,413,490 to RMB1,411,992 for the year ended December 31, 2023 and stay unchanged for the year ended December 31, 2022.

The net cash provided by operating activities is adjusted from RMB1,413,423 and RMB268,833 as previously reported to RMB1,360,872 and RMB236,917 for the years ended December 31, 2023 and 2022 respectively.

Principle of consolidation

(b) Principle of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the WOFEs and the consolidated VIEs, for which the Company is the ultimate primary beneficiary. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The Company depends on a series of contractual arrangements to provide the WOEFs with a “controlling financial interest” in the VIEs, as defined in FASB ASC 810, making it the primary beneficiary of the VIEs. The contractual arrangements provide the Company with the power to direct the activities that most significantly impact the economic performance of the VIEs and with the obligation to absorb losses or the right to receive benefits from the VIEs that could potentially be significant to the VIEs and as such they are the primary beneficiary and consolidate the VIEs for financial reporting.

All transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

Details of the VIE structure are set forth below:

i) VIE Agreements that give the Company the power to direct the activities that most significantly impact the economic performance of the VIEs

Business Operation Agreement

Pursuant to the relevant business operation agreements, the shareholders of the VIEs agree that to the extent permitted by law, they will accept and unconditionally execute the WOFEs’ instructions on business operations, such as appointment of directors and executive officers. They further agree that, without the WOFEs’ prior written consent, the VIEs will not take any action that may have material adverse effects on their assets, businesses, human resources, rights, obligations, or business operations. The shareholders of the VIEs agree to transfer any dividends or other similar income or interests they receive as the shareholders of the VIEs, if any, immediately and unconditionally to the WOFEs. This agreement also requires each of the shareholders of the VIEs to issue an irrevocable power of attorney authorizing the WOFEs or any person(s) designated by the WOFEs to execute shareholders’ rights on behalf of such shareholder. Unless the WOFEs terminate this agreement in advance, the agreement will remain effective until the VIEs are dissolved pursuant to PRC law.

Power of Attorney

Pursuant to each power of attorney, each shareholder of the VIEs have irrevocably appointed the WOFEs or any persons designated by the WOFEs to act as such shareholder’s attorney-in-fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, appointing directors, supervisors and officers of the VIEs as well as the right to sell, transfer, pledge and dispose all or a portion of the shares held by Nominee Shareholder. The power of attorney will remain in force for ten years unless early terminated by the WOFEs. The term of the power of attorney can be extended at the WOFEs’ option until the VIEs are dissolved in accordance with PRC law and regulation.

Exclusive Option Agreement

Pursuant to the exclusive option agreements, the Nominee Shareholders of the VIEs granted the WOFEs or any third party designated by the WOFEs the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted by PRC law and regulations, all or part of its respective equity interests in the VIEs for a purchase price equal to the registered capital. The Nominee Shareholders will then return the purchase price to the WOFEs or any third party designated by the WOFEs after the option is exercised. The WOFEs may transfer all or part of its option to a third party at its own option. The VIEs and the Nominee Shareholders agree that without prior written consent of the WOFEs, they may not transfer or otherwise dispose the equity interests or declare any dividend. The exclusive option agreement will remain effective until the WOFEs or any third party designated by the WOFEs acquire all equity interest of the VIEs.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

i) VIE Agreements that give the Company the power to direct the activities that most significantly impact the economic performance of the VIEs (continued)

Equity Pledge Agreement

Pursuant to relevant equity pledge agreements, each shareholder of the VIEs has pledged all of his or her equity interest held in the VIEs to the WOFEs to guarantee his or her obligations under the business operation agreement, the power of attorney, exclusive option agreement and the exclusive technology consulting and service agreement. In the event that the VIEs breach any obligations under these agreements, the WOFEs as the pledgee, will be entitled to request immediate disposal of the pledged equity interests and have priority to be compensated by the proceeds from the disposal of the pledged equity. The Nominee Shareholders may not dispose of the equity interests or create or permit any pledges which may have an adverse effect on the rights or benefits of the WOFEs without the prior written consent of the WOFEs. The relevant share pledge agreements will remain effective until the VIEs and its Nominee Shareholders discharge all of their obligations under the VIE Agreements and the pledgee consents such discharge in writing.

ii) VIE Agreement that give the Company the obligation to absorb losses or the right to receive benefits from the VIEs that could potentially be significant to the VIEs

Exclusive technology consulting and service agreement

Pursuant to the exclusive technology consulting and service agreements, WOFEs have the exclusive right to provide the VIEs and their subsidiaries (as designated in the agreement) with technical support, consulting services and other services. The WOFEs shall exclusively own any intellectual property arising from the performance of the agreement. During the term of this agreement, the VIEs and their designated subsidiaries may not accept any services covered by this agreement provided by any third party. The VIEs and their designated subsidiaries agree to pay service fees equal to 100% of the net profit generated or otherwise determined by the WOFEs. Except by mutual agreement upon early termination by parties in writing, the exclusive business cooperation agreement will remain effective until the VIEs and their designated subsidiaries are dissolved in accordance with PRC law and regulation.

Based on these contractual agreements, the Company believes that the VIEs as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company, through the WOFEs, is the primary beneficiary of these VIEs, the Company believes that these VIEs should be consolidated based on the structure as described above.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

The Group has established a series of trusts administrated by third-party trust companies. Since these trusts make loans solely to borrowers referred by the Group to provide returns to the trust beneficiaries, the Group has power to direct the activities of the trusts. In addition, the Group has the obligation to absorb losses or the right to receive benefits from the trusts that could potentially be significant to the trusts. As a result, the Group is considered the primary beneficiary of the trusts and their assets including loans receivable (Note 4), liabilities, results of operations and cash flows are consolidated under Accounting Standards Codification (“ASC”) 810.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and their subsidiaries (including the consolidated trusts), which are included in the Group’s consolidated financial statements. Transactions between the VIEs (including the consolidated trusts) and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2023	2024
	RMB	RMB

Cash and cash equivalents	2,106,153	2,343,220
Restricted cash	1,502,159	1,889,665
Short-term investments	1,639,762	1,653,847
Accounts receivable and contract assets	1,935,393	2,106,533
Quality assurance receivable	1,485,333	1,100,960
Property, equipment and software, net	15,717	489,931
Intangible assets	34,932	48,932
Right of use assets	31,213	23,995
Loans and receivables, net of credit loss allowance for loans receivables	649,839	3,499,667
Investments	964,755	972,952
Investment in subsidiaries	108,800	113,571
Deferred tax assets	1,079,307	2,042,468
Amounts due from Group companies	2,544,968	2,457,600
Amounts due from related parties	4,867	952
Prepaid expenses and other assets	3,096,253	816,569
Total assets	17,199,451	19,560,862

Deferred guarantee income	1,603,682	1,283,000
Liability from quality assurance commitment	2,985,013	2,591,768
Payroll and welfare payable	142,614	153,686
Taxes payable	133,473	561,475
Funds payable to investors of consolidated trusts	436,322	793,720
Contract liabilities	5,109	10,185
Deferred tax liabilities	65,201	112,604
Leasing liabilities	32,811	22,673
Amounts due to Group companies	6,248,306	7,533,335
Amounts due to related parties	134	130
Accrued expenses and other liabilities	702,030	878,881
Total liabilities	12,354,695	13,941,457

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Third-party revenues	9,340,431	9,859,539	9,796,032
Group company revenues	535,053	498,189	391,348
Net revenues	9,875,484	10,357,728	10,187,380
Third-party expenses	(3,567,004)	(3,633,284)	(3,777,621)
Group company expenses	(3,343,680)	(3,542,004)	(2,414,323)
Related party expenses	(37)	-	-
Provision for accounts receivable and contract assets	(284,384)	(78,148)	(137,321)
Provision for loans receivable	(92,790)	(30,394)	(38,823)
Credit losses for quality assurance commitment	(2,981,336)	(3,557,174)	(3,584,954)
Total operating expenses	(10,269,231)	(10,841,004)	(9,953,042)
Income from subsidiaries	2,379	3,719	6,099
Income (loss) from operations	(391,368)	(479,557)	240,437
Other income, net	158,724	232,074	197,116
Profit (loss) before income tax expense	(232,644)	(247,483)	437,553
Income tax expenses	(23,242)	(35,112)	(88,667)
Net profit (loss)	(255,886)	(282,595)	348,886

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Cash used in operating activities under service agreements for Group companies	(3,598,761)	(2,132,263)	(828,977)
Cash provided by operating activities under service agreements for Group companies	650,751	555,623	599,941
Net cash provided by operating activities for third-parties	1,298,627	985,102	3,146,094
Net cash provided by (used in) operating activities	(1,649,383)	(591,538)	2,917,058
Capital contribution to Group companies	(10,020)	-	-
Collection of loans from Group companies	72,373	122,365	228,155
Cash paid as loans extended to Group companies	(304,533)	(408,030)	(215,882)
Other investing activities	(756,382)	1,579,038	(2,566,463)
Net cash provided by (used in) investing activities	(998,562)	1,293,373	(2,554,190)
Repayment of loans to Group companies	(134,307)	(1,667,749)	(3,655,152)
Cash received as loans from Group companies	1,533,401	1,357,249	3,576,456
Other financing activities	(96,736)	(1,462,779)	340,401
Net cash provided by (used in) provided by financing activities	1,302,358	(1,773,279)	261,705

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(b) Principle of consolidation (continued)

Under the VIE Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability company under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by the VIEs and their subsidiaries, the Company has provided and will continue to provide financial support to the VIEs. VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and purchased intangible assets which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of copyrights, trademarks and operation licenses which are not recorded in the financial statements of VIEs as they did not meet the recognition criteria set in ASC 350-30-25.

Business combinations and non-controlling interests

(c) Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained non-controlling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(c) Business combinations and non-controlling interests (continued)

For the Company’s majority-owned subsidiaries and the consolidated VIEs, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company. Consolidated net income (loss) on the consolidated income statements includes the net income (loss) attributable to non-controlling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net income (loss) attributable to non-controlling interests on the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders’ equity. The cumulative results of operations attributable to non-controlling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries’ shares, are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Use of estimates

(d) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Financial statements amounts that reflect accounting estimates and assumptions include revenue recognition, measurement for provisions and liabilities in scope for ASC Topic 326 including credit loss provision for quality assurance receivables, loan receivables and accounts receivable and contract assets as well as liability from quality assurance commitment, valuation allowance for deferred tax assets, determination of uncertain tax positions, and valuation of share-based awards. Such accounting estimates are impacted by judgements and assumptions used in the preparation of the Group’s consolidated financial statements, and actual results could differ materially from these estimates. Changes in estimates are recorded in the period they are identified.

Foreign currency and foreign currency translation

(e) Foreign currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The US$ is the functional currency of the Group’s entities incorporated in Cayman Islands and Hong Kong, the Indonesian Rupiah (IDR Rp) is the functional currency of the Group’s Indonesia subsidiaries and the RMB is the functional currency of the Group’s PRC subsidiaries.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured at the balance sheet date exchange rate. The resulting exchange differences are recorded in the consolidated statements of comprehensive income.

The financial statements of the Group are translated from the functional currency to the reporting currency, RMB assets and liabilities of the subsidiaries are translated into RMB using the exchange rate in effect at each balance sheet date. Income and expenses items are generally translated at the average exchange rates prevailing during the fiscal year. Foreign currency translation adjustments arising from these are accumulated as a separate component of shareholders’ equity on the consolidated financial statements. The exchange rates used for translation on December 31, 2023 and 2024 were US$1.00= RMB7.0827 and RMB7.1884, IDR Rp1.00 = RMB0.000461 and RMB0.000451, respectively, representing the index rates stipulated by the People’s Bank of China.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

Convenience translation

(f) Convenience translation

Translations of balances in the Group’s consolidated balance sheet, consolidated statement of operations and comprehensive income and consolidated statement of cash flows from RMB into US$ as of and for year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2024, or at any other rate.

Significant risks and uncertainties

(g) Significant risks and uncertainties

Risk of concentration

As of December 31, 2023 and 2024, the majority of the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in the PRC, Indonesia and the Philippines, which management considers to be of high credit quality. Accounts receivable and contract assets are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2022, 2023 and 2024. No individual customer accounted for more than 10% of accounts receivable and contract assets as of December 31, 2023 and 2024. As of December 31, 2024, approximately 85% of the Group’s cash and cash equivalents, restricted cash and short-term investments were held in the financial institutions in the PRC and the remaining cash and cash equivalents and restricted cash were held in financial institutions outside the PRC.

Risk of uncertainties

In October 2019, the China Banking and Insurance Regulatory Commission, together with eight other regulatory agencies jointly promulgated the Supplemental Rules to the Administration of Financing Guarantee Companies (“Circular 37”), which provides that any entity providing client referral or credit assessment services to the lending institutions may not provide financing guarantee services in a direct or a disguised form without the regulatory approval. If any entity operates financing guarantee business or provide financing guarantee services in a disguised form without appropriate approval, its business operations will be banned by the regulatory authorities and it will be required to properly settle existing business. Such entity might also be subject to penalties including fines and confiscation of illegal gains if applicable. In the Group’s collaboration with institutional funding partners, in order to attract and maintain such business relationship, the Group currently provides quality assurance commitment mainly through (i) repurchase of default loans from third-party guarantee companies which provide guarantee for the loans from institutional funding partners and (ii) setting aside security deposits with third-party guarantee companies to ensure the Group has enough cash to perform its repurchase obligation if the borrowers introduced by the Group default. Due to the lack of legal interpretation for financing guarantee in a disguised form, there is uncertainty related to whether such quality assurance commitment provided to institutional funding partners constitutes a financing guarantee in a disguised form. If the quality assurance commitment provided by the Group were determined to be a financing guarantee in a disguised form, the Group’s business, financial condition, results of operations and liquidity will be materially and adversely affected.

In order to reduce the compliance risk under Circular 37, the Group incorporated three licensed financial guarantee companies since 2019, which, since the incorporation, provide direct guarantees for certain loans funded by the institutional funding partners. The Group increased the registered capital of the guarantee subsidiaries from RMB1.9 billion as of December 31, 2020 to RMB2.9 billion as of December 31, 2024. The Group will continue its effort to increase its guarantee capability by increasing the capital of its financial guarantee subsidiaries to continue reducing its risk of noncompliance.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

Cash and cash equivalents

(h) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits placed with banks or other financial institutions, which are unrestricted to withdrawal or use. As of December 31, 2023 and 2024, the Group did not have any cash equivalents.

Restricted cash

(i) Restricted cash

Restricted cash includes:

(i)	Cash in quality assurance managed by the Group through designated bank accounts under the new quality assurance program. These funds are used for making payments to institutional funding partners for default loans that are subject to quality assurance protection. As of December 31, 2023 and 2024, the restricted cash related to quality assurance obligations were RMB342,163 and nil, respectively.

(ii)	Cash held in escrow accounts that is jointly managed by the Group and institutional funding partners. As of December 31, 2023 and 2024, the restricted cash managed by the Group and institutional funding partners amounted to RMB608,185 and RMB864,440, respectively.

(iii)	Cash received via consolidated trusts that has not yet been distributed. As of December 31, 2023 and 2024, the restricted cash related to cash not yet distributed amounted to RMB265,924 and RMB701,928, respectively.

(iv)	Cash held in capital escrow account as paid-in capital. As of December 31, 2023 and 2024, the restricted cash held in escrow capital account amounted to RMB90,000 and nil, respectively.

(v)	Cash received from borrowers that has not yet been disbursed to institutional funding partners. As of December 31, 2023 and 2024, the restricted cash held as related to cash not yet disbursed amounted to RMB415,033 and RMB396,523, respectively.

The rest of the balance in restricted cash also includes cash received from investors or borrowers that has not yet been disbursed due to a settlement time lag.

Short-term Investments

(j) Short-term Investments

Short-term investments consist of investments in time deposits and wealth management products. Time deposits can be withdrawn at any time in full before maturity, and the interest rate would be different from the original agreed rate. The wealth management products are certain financial products with variable interest rates and principal not guaranteed with certain financial institutions. As of December 31, 2023 and 2024, the balance of short-term investments are RMB2,960,821 and RMB2,832,382, respectively, of which, the restricted balances are RMB540,000 and RMB412,974, respectively.

Realized and unrealized gain related to the short-term investments is recorded as other income in the consolidated statements of comprehensive income. RMB101,153, RMB110,831 and RMB104,842 was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

Accounts receivable, contract assets and credit loss allowance

(k) Accounts receivable, contract assets and credit loss allowance

Accounts receivable and contract assets is related to the facilitation and post-facilitation service in relation to loans facilitated by the Group. Contract assets represent the Group’s right to consideration in exchange for services that the Group has transferred to the customer before payment is due. The Group only recognizes accounts receivable and contract assets to the extent that the Group believes it is probable that it will collect substantially all of the consideration to which it will be entitled to in exchange for the services transferred to the customer.

Accounts receivable and contract assets is stated at the historical carrying amount net of write-offs and credit risk allowance. The Group establishes a credit loss allowance based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of borrowers.

Investments

(l) Investments

The Group has classified its investments into equity method investments and non-marketable equity investments.

The Group applies equity method in accounting for its investments in entities in which the Group has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance common stock. Unrealized gains on transactions between the Group and an affiliated entity are eliminated to the extent of the Group’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group accounts for private equity funds using the equity method of accounting unless the Group’s interest is so minor that the Group may have virtually no influence over partnership operating and financial policies.

Non-marketable equity investments are investments in privately held companies without readily determinable market values. They are measured at cost minus impairments, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or a similar investment of the same issuer. The changes in the fair value of non-marketable equity investments are recognized in the consolidated statement of comprehensive income.

The following table sets forth the investments that the Group holds as of December 31, 2023 and 2024, respectively.

	As of December 31,
	2023	2024

Equity method investments	179,966	193,062
Non-marketable equity investments	955,167	979,941
	1,135,133	1,173,003

Equity method investments

For the years ended December 31, 2022, 2023 and 2024, the Group made investments in several private equity funds and accounted these investments as equity method investments as the Group has ability to significantly influence the operations or financial activities of the investees. For the years ended December 31, 2022, 2023 and 2024, the Group recognized an impairment loss of RMB6,000, nil and nil for equity method investments, respectively.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(l) Investments (continued)

Non-marketable equity investments

For the years ended December 31, 2022, 2023 and 2024, the Group primarily made investments of no more than 10% of equity interest in several non-listed companies. These investments were accounted for as non-marketable equity investment using measurement alternative because these investments do not have readily determinable fair value and the Group does not have significant influence over the investees. For the years ended December 31, 2022, 2023 and 2024, the Group recognized an impairment loss of nil, RMB2,479 and nil for non-marketable equity investments, respectively.

Fair value measurement

(m) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, quality assurance receivable, loans receivable, accounts receivable, quality assurance payable, deferred guarantee income, liability from quality assurance commitment, short-term borrowings and other liabilities.

Short-term investments

The short-term investments consist of time deposits and wealth management products. The short-term investments are measured at fair value.

Other financial instruments

The carrying amounts of financial instruments other than short-term investments, approximate their fair values due to the short-term maturities of these instruments.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(m) Fair value measurement (continued)

Assets and liabilities measured at fair value on a recurring basis

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2023

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	2,960,821	-	2,960,821

December 31, 2024

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments	-	2,832,382	-	2,832,382

The Group values its short-term investments held in certain banks using quoted rate of return or quoted subscription/redemption prices published by the banks for these products, and accordingly, the Group classifies such short-term investments as Level 2 within the fair value hierarchy based on the nature of the fair value inputs.

Assets and liabilities measured at fair value on a non-recurring basis

Non-marketable equity investments are measured at fair value on a non-recurring basis. The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable equity investments held as of December 31, 2022, 2023 and 2024 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2022	2023	2024

Upward adjustments	-	-	-
Downward adjustments (including impairment)	-	(2,479)	-
Total unrealized gain (losses)	-	(2,479)	-

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(m) Fair value measurement (continued)

Assets and liabilities measured at fair value on a non-recurring basis (continued)

The following table sets forth the total carrying value of the Group’s non-marketable equity investments at fair value on a non-recurring basis held as of December 31, 2023 and 2024 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2023	2024

Initial cost basis	990,927	1,015,701
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	(39,079)	(39,079)
Total carrying value at the end of the period	955,167	979,941

Net interest income

(n) Net interest income

The Group, through consolidated trust plans (See Note 4), subsidiaries and consolidated VIEs, originate and hold loans.

Interest on loans receivable is accrued based on the contractual interest rates of the loan as earned. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Group stops accruing interest and reverses all accrued but unpaid interest as of such date.

As the Group is the primary beneficiary of the trusts, the return of the other trust parties is recorded as interest expense. The interest expense is accrued based on the expected rate of return during the contractual term of the alternative investment products and the trusts.

The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Interest income	1,320,510	1,102,493	873,148
Less: Interest expense	(146,306)	(53,114)	(19,369)
Net interest income	1,174,204	1,049,379	853,779

Property and equipment, net

(o) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Property and equipment are depreciated over the estimated useful lives of the assets using the straight-line method taking into account the estimated residual value, if any. The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value

Office building	30 years	5%
Office furniture and equipment	3-5 years	5%
Computer and electronic equipment	3-5 years	5%
Leasehold improvement	shorter of remaining lease period or estimated useful life	Nil
Software	1-5 years	Nil

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(o) Property and equipment, net (continued)

Expenditures for maintenance and repairs are expensed as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation amortization are removed from the accounts and any resulting gain or loss is recognized in consolidated statement of comprehensive income.

Intangible assets

(p) Intangible assets

As of December 31, 2024, the intangible assets held by the Group includes micro-lending license, factoring license, multi-finance license, collection license and insurance brokerage license which have indefinite useful life. The Group evaluates these indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. Impairment losses of long-lived assets related to intangible assets recognized for the years ended December 31, 2022, 2023 and 2024 were RMB255, nil, and nil respectively.

Goodwill

(q) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and the consolidated VIEs. Goodwill is not amortized but is tested for impairment in accordance with ASC Subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The guidance provides option that the Company may first assesse qualitative factors to determine whether it is necessary to perform quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value and the carrying value is recognized. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Impairment of long-lived assets other than goodwill

(r) Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets other than goodwill and intangible assets with indefinite useful life for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparison of the carrying amounts to the expected future undiscounted cash flows attributable to these assets. If it is determined that an asset is not recoverable, an impairment loss is recorded in the amount by which the carrying amount of the assets exceeds the expected discounted cash flows arising from those assets.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

Quality assurance obligations

(s) Quality assurance obligations

For off-balance sheet loans funded by institutional funding partners, the Group provides quality assurance commitment to compensate them in the event of borrowers’ default in the form of 1) guarantee provided by third-party financial guarantee companies or financial guarantee company within the Group; or 2) insurance provided by third-party insurance company, if the insurance coverage is exhausted, a third party guarantee company will repay the institutional funding partner in full. In either cases, after the third-party guarantee companies repay the overdue amount, the Group is obligated to compensate the third-party guarantee companies at an amount equal to the repayment made to the institutional funding partners. In certain cases, the Group is also required to provide a security deposit at an amount equal to a certain percentage of the outstanding balance of loans the institutional funding partners funded to the borrowers referred by the Group. The Group might also be required to replenish such security deposit in the event the security deposit is used by the institutional funding partners to make up for the loss they incurred.

Deferred guarantee income and liability from quality assurance commitment

In accordance with ASC Topic 326, deferred guarantee income represents the stand ready component of the guarantee contracts that are determined in accordance with ASC Topic 460. At initial recognition, deferred guarantee income is recorded at the fair value of the guarantee contract. Subsequent to initial recognition, deferred guarantee income is released systematically as guarantee income in revenue in the consolidated statement of comprehensive income as the Group is released from the underlying risk.

Liability from quality assurance commitment represents the expected life time credit losses of the guarantee contract that are determined in accordance with ASC Topic 326, which are initially recorded separate from and in addition to deferred guarantee income at the amount equal to the expected lifetime credit losses of the underlying loans covered by the quality assurance obligation. The expected credit losses are determined based on historical default experience, known and inherent risks in the portfolio, current economic conditions and future macroeconomic forecasts as well as other factors surrounding the credit risk of borrowers. The liability is calculated at portfolio-level since the loan portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. Subsequent to initial recognition, the expected credit losses are adjusted for changes in expected lifetime credit losses. The initial recognition and adjustments made to liability from quality assurance commitment are recorded as provision for quality assurance commitment in the consolidated statement of comprehensive income. The table below sets forth the movement of deferred guarantee income and liability from quality assurance commitment for the years ended December 31, 2022, 2023 and 2024:

Deferred guarantee income:

	For the years ended December 31,
	2022	2023	2024

Opening balance	1,089,503	1,805,164	1,882,036
Newly undertaken quality assurance obligations	3,780,101	4,555,867	4,719,210
Release of quality assurance obligations upon repayment	(3,064,440)	(4,478,995)	(5,085,296)
Ending balance	1,805,164	1,882,036	1,515,950

Liability from quality assurance commitment:

	For the years ended December 31,
	2022	2023	2024

Opening balance	3,188,561	3,555,618	3,306,132
Provision for credit losses of quality assurance obligations	3,018,912	4,068,436	4,208,559
Payouts during the year	(9,301,920)	(11,440,275)	(11,035,006)
Recoveries during the year	6,650,065	7,122,353	6,484,431
Ending balance	3,555,618	3,306,132	2,964,116

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(s) Quality assurance obligations (continued)

As of December 31, 2024, the maximum potential future payments, including all outstanding principal and interests covered by the quality assurance obligations were RMB43,901,691.

Quality assurance receivable

A quality assurance receivable is recognized at loan inception at its fair value on a loan-by-loan basis. The Group establishes a credit loss allowance based on expectations of lifetime credit losses based on historical default experience, known or inherent risks in the portfolio, current economic conditions and macroeconomics forecasts as well as other factors surrounding the credit risk of borrowers.

The following table presents the Group’s quality assurance receivable as of December 31, 2023 and 2024:

	For the years ended December 31,
	2023	2024

Quality assurance receivable	2,285,007	2,066,540
Allowance for credit losses for quality assurance receivable	(529,392)	(426,949)
Quality assurance receivable, net	1,755,615	1,639,591

The Group evaluates expected credit losses of quality assurance receivable on a collective basis based on the type of borrowers and delinquency pattern. Credit quality indicators are updated quarterly, and the credit quality of any given customer can change during the life of the portfolio. The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2023 and 2024:

	1-89 days past due	90-119 days past due	120-149 days past due	150-179 days past due	Total past due	Current	Total quality assurance receivable
December 31, 2023
New borrowers	18,339	2,540	2,338	2,046	25,263	429,137	454,400
Repeat borrowers	62,011	12,610	11,276	10,339	96,236	1,734,371	1,830,607
Total	80,350	15,150	13,614	12,385	121,499	2,163,508	2,285,007

December 31, 2024
New borrowers	15,289	1,980	1,878	1,990	21,137	545,255	566,392
Repeat borrowers	44,905	10,349	10,177	10,422	75,853	1,424,295	1,500,148
Total	60,194	12,329	12,055	12,412	96,990	1,969,550	2,066,540

As the average tenor of loans facilitated on domestic and overseas platform are around 8.1 months and 87.3 days, respectively, substantially all of the quality assurance receivable balance as of December 31, 2024 are originated in 2024.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(s) Quality assurance obligations (continued)

The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2022	2023	2024

Beginning balance	239,506	374,304	529,392
Provision for credit losses	176,310	354,366	378,695
Write-offs	(41,512)	(199,278)	(481,138)
Ending balance	374,304	529,392	426,949

Revenue recognition

(t) Revenue recognition

The Group engages primarily in operating an online consumer finance marketplace by providing an online platform which matches borrowers with institutional funding partners, and assisting facilitation of loans to institutional funding partners on certain third-party online platforms. The Group determines that it is not the legal lender or legal borrower in the above process. Therefore, the Group generally does not record loan receivable and payable arising from the loans between institutional funding partners and borrowers on its balance sheets other than consolidated trusts (Note 4). Revenue comprises the fair value of the consideration received or receivable for the provision of services in the ordinary course of the Group’s activities and is recorded net of value-added tax (“VAT”).

Revenue recognition policies for each type of services under ASC Topic 606 are discussed as follows:

Revenue from Single Loans

In accordance with a series contracts entered into among the borrowers, institutional funding partners and the Group, the Group generally provides the following services to the borrowers and institutional funding partners:

●	The Group operates a platform that enables borrowers and institutional funding partners to exchange information;
●	The Group collects information from borrowers, conduct credit assessment and match borrowers with institutional funding partners;
●	Once borrowers and institutional funding partners are matched, the Group is responsible for collect and transfer funds between borrowers and institutional funding partners;
●	The Group will also provide institutional funding partners with collection services upon borrowers’ default;
●	On monthly basis, the borrowers are obligated to pay transaction service fee and quality assurance contribution/guarantee fee on top of the principle and interest payment. In the event of early prepayment, the service fee and quality assurance contribution is adjusted accordingly.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(t) Revenue recognition (continued)

The Group determines its customers to be both institutional funding partners and borrowers. The Group charges the transaction service fee as part of the borrowers’ monthly repayment. In accordance with the relevant guidance in ASC Topic 606, the amounts associated with the quality assurance obligation is within the scope of ASC Topic 460 and should be accounted for in accordance with the provisions of that Topic. The services not within the scope of other Topics should be accounted for in accordance with the remaining provisions of ASC Topic 606 and the applicable revenue recognition guidance. The Group considers loan facilitation services (covering matching of institutional funding partners to borrowers and facilitating the execution of loan agreement between institutional funding partners and borrowers) and post-facilitation services (covering cash processing services and collection services) as two distinctive performance obligations in accordance with ASC Topic 606. The transaction price is first allocated to the quality assurance commitment and quality assurance program, if any, which is recorded at fair value in accordance with ASC Topic 460. Then the remaining considerations are allocated to the loan facilitation and post-facilitation services using their relative standalone selling prices. When estimating total consideration, the Group considers early termination scenarios based on historical early payment and other termination scenarios as the Group cannot receive the full contractual service fee amount under early termination, given the service fee is collected on a pro-rata basis upon early loan termination. Such service fee is determined to be variable consideration that meets the “probable of not reversing” threshold. As such, the Group recognizes revenue related to early termination based on its best estimate and true up adjustments are made from time to time. The Group does not have observable standalone selling price for the loan facilitation services or post-facilitation services because it does not provide loan facilitation services or post-facilitation services on a standalone basis in similar circumstances to similar customers. There is no direct observable standalone selling price for similar services in the market that is reasonably available to the Group. As a result, the estimation of standalone selling price involves management judgment. The Group uses an expected cost plus margin approach to estimate the standalone selling prices of loan facilitation services and post facilitation services as the basis of revenue allocation. When estimating the selling prices, the Group makes certain assumptions mainly including estimates of the cost of providing the services.

The transaction price allocated to loan facilitation is recognized as revenue upon execution of loan agreements between institutional funding partners and borrowers; the consideration allocated to post-facilitation services is recognized over the period of the loan on a straight line method, which approximates the pattern of when the underlying services are performed.

In addition to transaction service fee, the Group also receives fees on future events, such as collection fees. For loans with quality assurance obligation, as the quality assurance will compensate the institutional funding partners should the borrowers are delinquent, the collection fee is considered a variable consideration for the loan facilitation and post-facilitation performance obligations and therefore is included in the total transaction price which is allocated to these two performance obligation based on their relative standalone selling price. The collection fee is only probable of not reversing upon successful collection and as such is not included in the transaction price until then.

For the off-balance sheet loans funded by certain other institutional funding partners, where the Group does not provide credit enhancement to the institutional funding partners for the borrowers referred by the Group and takes no credit risks of borrowers in respect of principal and interests, the Group charges the service fees for loan facilitation at predetermined rates based on the performance of the underlying off-balance sheet loans. Such service fee is determined to be variable consideration that meets the “probable of not reversing” threshold. As such, the Group recognizes revenue related to such services based on its best estimate and true up adjustments are made when service fee amounts are confirmed by institutional funding partners.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

(t) Revenue recognition (continued)

Other revenue

Other revenue primarily includes borrower referral fees. The Group refers borrowers that do not meet the Group’s risk appetite to other lending platforms, and charges a referral fee based on the loan origination volume, cost per-click or other performance based criteria. Such fee is recognized as other revenue upon loan origination, each click or other performance obligation is satisfied.

Revenue disaggregation analysis

The following table sets forth the Group’s operating revenue from different service types:

	For the years ended December 31,
	2022		2023		2024
	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation	With quality assurance obligation	Without quality assurance obligation

Loan facilitation service fees	4,106,467	324,311	4,187,976	332,528	3,951,236	743,144
Post-facilitation service fees	1,798,815	131,098	1,869,214	100,491	1,610,744	129,497
Other revenue
-borrowers referral fee	-	168,430	-	220,480	-	269,536
-others	110,244	256,194	101,293	207,089	115,538	307,054
	6,015,526	880,033	6,158,483	860,588	5,677,518	1,449,231

Net interest income (Note 2(n)) and guarantee income (Note 2(s)) is not included in the table above as it is not accounted for under ASC Topic 606.

Contract balances

Contract assets represent the Group’s right to consideration in exchange for facilitation and post-facilitation service that the Company has transferred to the customer before payment is due. Contract liabilities represent the Group’s obligation to transfer facilitation and post-facilitation service to the customer due to received payment. The timing of revenue recognition, scheduled payments, and cash collections results in contract assets and contract liabilities.

Practical expedient and exemptions

The Group generally expenses sales commission when incurred for loans with a term for one year or less. These costs are recorded within sales and marketing expenses.

The Group does not disclose the value of unsatisfied performance obligation as most of the loans facilitated through its platform with an original term of one year or less.

Origination, servicing expenses and other cost of revenue

(u) Origination, servicing expenses and other cost of revenue

Origination, servicing expenses and other cost of revenue primarily consist of salaries and benefits of employees who facilitate loan origination, which include performing risk pricing, debt-collection service, customer service data processing, and data analysis, collection expenses for outsourced services, and other cost of revenue.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2.Summary of significant accounting policies (continued)

Sales and marketing expenses

(v) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and online marketing promotion expenses. Advertising and online marketing expenses, amounting to approximately RMB1,675,488, RMB1,871,392 and RMB1,994,134 for the years ended December 31, 2022, 2023 and 2024, respectively, are charged to the consolidated statements of comprehensive income as incurred.

General and administrative expenses

(w) General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits for general management, finance and administrative personnel, share-based compensation expenses, rental, professional service fees and other expenses.

Research and development expenses

(x) Research and development expenses

Research and development expenses consist primarily of payroll and related expenses for IT professionals involved in developing technology platform and website, server and other equipment depreciation, bandwidth and data center costs. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

Share-based compensation

(y) Share-based compensation

The Group follows ASC Topic 718, which requires all share-based payments to employees and directors, including grants of employee stock options, to be recognized as share-based compensation expense in the financial statements over the vesting period of the award based on the fair value of the award determined at the grant date. Under ASC Topic 718, the number of share-based awards for which the service is not expected to be rendered for the requisite period should be estimated, and the related compensation cost is not recorded for that number of awards.

In accordance with ASC Topic 718, the Group recognize share-based compensation expenses, net of a forfeiture rate, using the straight-line method for awards with services conditions only, and using the graded-vesting attribution method for awards with graded vesting features and performance conditions. Compensation cost is accrued if it is probable that a performance condition will be achieved.

Leases

(z) Leases

The Group determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Group’s consolidated balance sheets. The Group does not have any finance leases for the years ended December 31, 2022, 2023 and 2024.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Group has elected to adopt the following lease practical expedients: (i) elect for each lease to not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2.Summary of significant accounting policies (continued)

Government grants and subsidy income

(aa) Government grants and subsidy income

The Group receives government grants and subsidies in the PRC from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies are recorded as other income in the consolidated statement of comprehensive income in the period the cash is received. The government grants received by the Group amounting to RMB84,957, RMB164,907 and RMB150,685 for the years ended December 31, 2022, 2023 and 2024, respectively.

Taxation

(ab) Taxation

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be received or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Group recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Group initially and subsequently measures the tax benefit as the largest amount that the Group judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Group’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Group’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expenses.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2.Summary of significant accounting policies (continued)

Net profit per share

(ac) Net profit per share

Basic net profit per share is computed by dividing net profit attributable to FinVolution Group’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net profit is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted net profit per share is calculated by dividing net profit attributable to FinVolution Group’s ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting

(ad) Segment reporting

The Group’s chief operating decision maker (CODM), the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and therefore, the Group only has one reportable segment at the consolidated level. Accordingly, the Group’s CODM uses consolidated net profit to measure segment profit or loss, allocate resources and assess performance. Significant segment expenses are the same as these presented under operating expenses in the consolidated statements of comprehensive income, and the difference between net revenue less the significant segment expenses and consolidated net profit are the other segment items. Most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from within the PRC. For geographic information, please refer to Note 20.

Treasury shares

(ae) Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. In the event that treasury shares are reissued at an amount different from the cost the Company paid to repurchase the treasury shares, the Company will recognize the difference in additional paid-in capital by using first-in, first-out method. The treasury shares account includes 223,676,230 and 283,820,445 ordinary shares mainly for the purpose of exercise of share-based compensation plans as of December 31, 2023 and 2024, respectively.

Statutory reserves

(af) Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary’s registered capital. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended December 31, 2022, 2023 and 2024, appropriations to the general reserve amounted to RMB87,998, RMB64,071 and RMB90,251, respectively.

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

2. Summary of significant accounting policies (continued)

Recently issued accounting standards

(ag) Recently issued accounting standards

Adoption of new accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

New accounting standards not yet adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group did not adopt ASU No. 2023-09 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement(Topic 220)- Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.